Segment Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018
Segmented operating revenues	$ 44	$ 15	$ 123	$ 1,054	$ 1,062	$ 558
Cost of revenues	13	17	74	653	699	243
Gross profit (loss)	31	(2)	49	401	363	315
Total operating expenses net of depreciation, amortization, and impairment	2,656		7,573
Depreciation and amortization	68	306	216	924	3,357	818
Other expense	2,768		3,758
Loss from continuing operations	(5,461)	$ (1,926)	(11,498)	$ (7,337)	(11,405)	(29,269)
Segmented assets as of December 31, 2019
Property and equipment, net	608		608		824	2,619
Intangible assets, net	3,223		3,223			$ 1,545
Capital expenditures
Trend Holdings [Member]
Segmented operating revenues	44		95
Cost of revenues
Gross profit (loss)	44		95
Total operating expenses net of depreciation, amortization, and impairment	206		406
Depreciation and amortization
Other expense
Loss from continuing operations	(162)		(311)
Segmented assets as of December 31, 2019
Property and equipment, net
Intangible assets, net	3,223		3,223
Capital expenditures
Zest Labs [Member]
Segmented operating revenues			28
Cost of revenues	13		74
Gross profit (loss)	(13)		(46)
Total operating expenses net of depreciation, amortization, and impairment	2,450		7,167
Depreciation and amortization	68		216
Other expense	2,768		3,758
Loss from continuing operations	(5,299)		(11,187)
Segmented assets as of December 31, 2019
Property and equipment, net	608		608
Intangible assets, net
Capital expenditures